Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

Note 7. Stockholders’ Equity

In January 2023, the Company sold an aggregate of 474 shares of common stock for net proceeds of $182,982 in an “at the market” offering pursuant to a sales agreement between the Company and Roth Capital Partners, LLC (“Roth”). On January 31, 2023, 151 shares were repurchased from Roth for $76,323. The offering was terminated on February 2, 2023.

On February 14, 2023, the Company issued 8,200 shares of common stock and 800 pre-funded warrants to purchase common stock to Aegis Capital Corp. (“Aegis”) for net proceeds of $1,692,000 in connection with an underwritten offering.

On August 22, 2023, the Company issued 4,000 shares of common stock with a fair value of $157,980 to Mark Crone for consulting services provided to the Company which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $50,000 for the nine months ended September 30, 2023 in connection with these shares.

On September 11, 2023, the Company sold an aggregate of 13,800 shares of common stock for net proceeds of $321,195 in an underwritten public offering pursuant to a securities purchase agreement. The Company issued an aggregate of 34,008 shares upon the exercise of warrants.

During the nine months ended September 30, 2023, between May 2023, June 2023, and August 2023, the Company issued an aggregate of 1,832 shares of common stock for cash proceeds of $200,000 pursuant to a securities purchase agreement, dated May 16, 2023 with ClearThink. In connection with such agreement, the Company also issued 1,250 shares of common stock to ClearThink as commitment fees, with a fair value of $141,250, which was recorded as stock issuance costs.

During the nine months ended September 30, 2023, the Company issued an aggregate of 27,584 shares of common stock to Lind with a fair value of $3,053,089 as payment of $2,075,900 of note principal due on the convertible promissory note, and recorded a loss of $977,188.

During the nine months ended September 30, 2023, the Company issued an aggregate of 685 shares of common stock to the designee of ClearThink for consulting services provided to the Company.

On January 25, 2024, the Company issued 7,092 shares of common stock to ClearThink, with a fair value of $50,000, as a commitment fee on the term loan.

On February 12, 2024, the Company issued 100,000 shares of common stock to be held by The Crone Law Group as Escrow Agent with a fair value of $630,000 in connection with the Option Agreement with Afritex Texas.

On May 22, 2024, the Company issued 10,000 shares of common stock to Hart, with a fair value of $23,300, as a commitment fee on the promissory note.

On August 12, 2024, the Company issued an aggregate of 39,300 shares of common stock to Jefferson and Quick Capital, with a fair value of $45,588, as a commitment fee on the term loan.

During the nine months ended September 30, 2024, the Company issued an aggregate of 1,339,656 shares of common stock in consideration of proceeds of $2,982,415 pursuant to a securities purchase agreement, dated May 16, 2023 with ClearThink.

During the nine months ended September 30, 2024, the Company issued an aggregate of 571,531 shares of common stock to Lind as partial conversion of $1,144,900 principal pursuant to the May 2023 convertible promissory note.

During the nine months ended September 30, 2024, the Company issued an aggregate of 37,620 shares of common stock to the designee of ClearThink with a fair value of $98,999 for consulting services provided to the Company.

During the nine months ended September 30, 2024, the Company sold an aggregate of 979,823 shares of common stock for net proceeds of $1,036,911 in an “at the market” offering pursuant to a sales agreement between the Company and H.C. Wainwright & Co., LLC (“Wainwright”).

Note 9. Stockholders’ Equity

Preferred Stock

Our Board of Directors has designated 10,000 shares of preferred stock as “8% Series A Convertible Preferred Stock”. The Series A Convertible Preferred Stock (“Series A Stock”) has no maturity and is not subject to any sinking fund or redemption and will remain outstanding indefinitely unless and until converted by the holder or the Company redeems or otherwise repurchases the Series A Stock.

Dividends. Cumulative dividends accrue on each share of Series A Stock at the rate of 8% (the “Dividend Rate”) of the purchase price of $1,000.00 per share, commencing on the date of issuance. Dividends are payable quarterly, when and if declared by the Board, beginning on September 30, 2018 (each a “Dividend Payment Date”) and are payable in shares of common stock (a “PIK Dividend”) with such shares being valued at the daily volume weighted average price (“VWAP”) of the common stock for the thirty trading days immediately prior to each Dividend Payment Date or if not traded or quoted as determined by an independent appraiser selected in good faith by the Company. Any fractional shares of a PIK Dividend will be rounded to the nearest one-hundredth of a share. All shares of common stock issued in payment of a PIK Dividend will be duly authorized, validly issued, fully paid and non-assessable. Dividends will accumulate whether or not the Company has earnings, there are funds legally available for the payment of those dividends and whether or not those dividends are declared by the Board.

For the year ended December 31, 2023 and 2022, the Company had no preferred stock outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock at a par value of $0.0001 and had 461,722 and 26,766 shares of common stock issued and outstanding as of December 31, 2023 and 2022, respectively.

On January 24, 2022, the Company issued 125 shares of common stock to an investor upon the exercise of warrants for total proceeds of $250,000.

On February 3, 2022, the Company issued 167 shares of common stock with a fair value of $359,250 to Gault Seafood as partial consideration for the purchase of certain of its assets.

On March 31, 2022, the Company issued 15 shares of common stock to Intelligent Investments I LLC, with a fair value of $30,000, for legal services provided to the Company.

On March 31, 2022, the Company issued 5 shares of common stock with a fair value of $9,750 to TraDigital Marketing Group for consulting services provided to the Company.

On April 1, 2022, the Company issued 3 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital LLC (“ClearThink Capital”) for consulting services provided to the Company.

On April 4, 2022, the Company issued 10 shares of common stock with a fair value of $20,000 to SRAX, Inc. for consulting services provided to the Company which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $15,000 for the year ended December 31, 2022 in connection with these shares.

On April 5, 2022, the Company issued an aggregate of 25 shares of common stock with a fair value of $156,341 to Newbridge Securities Corporation and its affiliates for consulting services provided to the Company.

On May 1, 2022, the Company issued 4 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On June 1, 2022, the Company issued 4 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On June 3, 2022, the Company issued 10 shares of common stock with a fair value of $13,800 to TraDigital Marketing Group for consulting services provided to the Company.

On June 30, 2022, the Company issued 24 shares of common stock to Intelligent Investments I LLC, with a fair value of $30,000, for legal services provided to the Company.

On July 1, 2022, the Company issued 5 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On August 1, 2022, the Company issued 5 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On August 25, 2022, the Company issued 222 shares of common stock to Lind, with a fair value of $271,111, in satisfaction of the convertible promissory note.

On September 1, 2022, the Company issued 5 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On September 26, 2022, the Company issued 222 shares of common stock to Lind, with a fair value of $176,666, in satisfaction of the convertible promissory note.

On October 1, 2022, the Company issued 10 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On November 1, 2022, the Company issued 7 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On December 1, 2022, the Company issued 9 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On December 21, 2022, the Company issued 222 shares of common stock to Lind with a fair value of $100,000, in satisfaction of the convertible promissory note.

On December 31, 2022, the Company issued 63 shares of common stock to each of Nubar Herian and John Keeler, 100 shares of common stock to each of Timothy McLellan and Trond Ringstad, 43 shares of common stock to each of Juan Carlos Dalto and Silvia Alana and 144 shares of common stock to Jeffrey Guzy with a total fair value of $222,222 for serving as directors of the Company.

On December 31, 2022, the Company issued an aggregate of 441 shares of common stock to Walter Lubkin Jr., Walter Lubkin III, Tracy Greco and John Lubkin in lieu of $176,228 of outstanding principal and interest under promissory notes issued by the Company to them in connection with the Coastal Pride acquisition.

In January 2023, the Company sold an aggregate of 474 shares of common stock for net proceeds of $182,982 in an “at the market” offering pursuant to a sales agreement between the Company and Roth Capital Partners, LLC (“Roth”). On January 31, 2023, 151 of shares were repurchased from Roth for $76,323. The offering was terminated on February 2, 2023.

On February 14, 2023, the Company issued 8,200 shares of common stock and 800 Pre-Funded Warrants to purchase common stock to Aegis Capital Corp. (“Aegis”) for net proceeds of $1,692,000 in connection with an underwritten offering.

On August 22, 2023, the Company issued 4,000 shares of common stock with a fair value of $157,980 to Mark Crone for consulting services to be provided to the Company starting on January 1, 2024, which will be amortized to expense over the term of the agreement and the shares will vest when services are provided. The Company recognized no stock compensation expense for the year ended December 31, 2023 in connection with these shares.

On September 11, 2023, the Company sold an aggregate of 13,800 shares of common stock for net proceeds of $321,195 in an underwritten public offering pursuant to a securities purchase agreement. The Company issued an aggregate of 34,008 shares upon the exercise of warrants.

On December 31, 2023, the Company issued an aggregate of 79,167 shares of common stock to John Keeler’s designee in lieu of payment of $570,000 of the principal amount of outstanding promissory notes held by Mr. Keeler.

On December 31, 2023, the Company issued 3,472 shares of common stock to each of Silvia Alana, Nubar Herian and John Keeler, 5,556 shares of common stock to each of Timothy McLellan and Trond Ringstad, 2,025 shares of common stock to Juan Carlos Dalto and 7,986 shares of common stock to Jeffrey Guzy with a total fair value of $227,083 for serving as directors of the Company.

On December 31, 2023, the Company issued 34,722 shares of common stock to Walter Lubkin Jr. in lieu of $250,000 of outstanding principal payment due under promissory notes issued by the Company in connection with the Coastal Pride acquisition.

During the year ended December 31, 2023, the Company issued an aggregate of 4,785 shares of common stock to the designee of ClearThink for consulting services provided to the Company.

During the year ended December 31, 2023, the Company issued an aggregate of 27,612 shares of common stock for cash proceeds of $343,849 pursuant to a securities purchase agreement, dated May 16, 2023, with ClearThink. In connection with such agreement, the Company also issued 1,250 shares of common stock to ClearThink as a commitment fee, with a fair value of $141,250, which was recorded as stock issuance costs.

During the year ended December 31, 2023, between October 2023 and November 2023, the Company issued an aggregate of 167,015 shares upon the exercise of warrants pursuant to a securities purchase agreement.

During the year ended December 31, 2023, the Company issued an aggregate of 27,584 shares of common stock to Lind with a fair value of $3,053,088 as payment of $2,075,900 of note principal due on a convertible promissory note, and recorded a loss of $977,188.